Equity - Unrealized Gain or Loss on Financial Assets at FVOCI (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of changes in equity [abstract]
Beginning balance	$ (8)	$ 1,240	$ 735
Unrealized gain or loss for the year
Equity instruments	(111)	(1,188)	522
Share of loss of associates and join ventures accounted for using equity method	(6)	0	0
Transferred accumulated gain or loss to unappropriated earnings resulting from the disposal of equity instruments (Note 9)	0	(60)	(17)
Ending balance	$ (125)	$ (8)	$ 1,240